JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
May 31, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%
JAPAN — 98.3%

Banks — 9.8%
Fukuoka Financial Group, Inc.	78,000	1,334,543
Okinawa Financial Group, Inc.	127,000	2,113,620
The Akita Bank, Ltd.	360,900	4,282,221
The Gunma Bank, Ltd.	425,100	1,157,635
The Hyakugo Bank, Ltd.	151,000	374,783
The Keiyo Bank, Ltd.	846,200	3,002,273
The Musashino Bank, Ltd.	184,900	2,473,006
The San-in Godo Bank, Ltd.	108,300	537,603
The Taiko Bank, Ltd.	278,000	2,785,948
The Yamanashi Chuo Bank, Ltd.	370,400	3,296,927
		21,358,559

Chemicals — 13.7%
Adeka Corporation	53,200	1,044,752
Aica Kogyo Company, Limited	119,300	2,593,458
C. Uyemura & Co., Ltd.	47,500	2,675,744
C.I. Takiron Corporation	203,100	828,044
Fujikura Kasei Co., Ltd.	1,569,300	5,836,416
Sakata Inx Corporation	617,700	4,411,971
Sekisui Jushi Corporation	294,500	3,849,523
Shikoku Chemicals Corporation	207,000	2,021,280
Soken Chemical & Engineering Co., Ltd.	23,900	326,911
T&K Toka Co., Ltd.	623,300	4,039,750
Yushiro Chemical Industry Co., Ltd.	267,500	2,154,153
		29,782,002

Construction — 8.0%
EXEO Group, Inc.	258,000	4,145,264
Kandenko Co., Ltd.	683,300	4,263,813
MIRAIT Holdings Corporation	74,800	940,493
Taihei Dengyo Kaisha, Ltd.	21,300	454,422
Toenec Corporation	67,600	1,790,920
Totetsu Kogyo Co., Ltd.	144,100	2,426,239
Yondenko Corporation	89,800	1,183,592
Yurtec Corporation	405,300	2,147,514
		17,352,257

Electric Appliances — 1.2%
AOI Electronics Co., Ltd.	36,900	552,100
Foster Electric Company, Limited	122,900	684,664
Mabuchi Motor Co., Ltd.	48,200	1,331,336
		2,568,100

Financing Business — 0.8%
Mizuho Leasing Company, Limited	50,500	1,200,370
Ricoh Leasing Company, Ltd.	22,300	590,792
		1,791,162

Food — 1.5%
Nichirei Corporation	178,500	3,149,877
		3,149,877

Glass and Ceramics Products — 1.8%
Asia Pile Holdings Corporation	693,700	2,488,198
Nichiha Corporation	56,000	1,048,761
Sumitomo Osaka Cement Co., Ltd.	17,400	433,223
		3,970,182

Information and Communication — 5.5%
OBIC Co., Ltd.	7,500	1,113,402
Okinawa Cellular Telephone Company	197,700	7,891,080
Otsuka Corporation	90,600	2,879,603
		11,884,085

Iron and Steel — 7.1%
Chubu Steel Plate Co., Ltd.	107,500	674,149
Godo Steel, Ltd.	159,200	1,594,168
Kyoei Steel Ltd.	172,200	1,751,141
Nichia Steel Works, Ltd.	1,860,800	3,778,789
Osaka Steel Co., Ltd.	700,800	7,513,732
		15,311,979

Machinery — 2.0%
Makino Milling Machine Co., Ltd.	18,500	608,870
Miura Co., Ltd.	6,800	153,592
Nitto Kohki Co., Ltd.	209,800	2,437,124
Star Micronics Co., Ltd.	81,100	1,063,876
Yamashin-Filter Corporation	46,000	110,235
		4,373,697

Metal Products — 4.0%
Maruzen Co., Ltd.	46,300	629,702
Piolax, Inc.	396,700	5,679,269
Rinnai Corporation	15,000	1,035,207
Shinpo Co., Ltd.	2,300	19,721
Topre Corporation	153,300	1,224,969
		8,588,868

Other Products — 2.9%
Fuji Seal International, Inc.	14,900	179,925
Komatsu Wall Industry Co., Ltd.	20,700	306,977
Nishikawa Rubber Co., Ltd.	298,100	2,783,272
Pigeon Corporation	46,300	664,285
The Pack Corporation	132,200	2,389,423
		6,323,882

Pharmaceutical — 1.2%
Nippon Shinyaku Co., Ltd.	42,400	2,629,278
		2,629,278

Precision Instruments — 1.6%
Nakanishi Inc.	171,100	3,394,709
		3,394,709

Real Estate — 0.7%
Starts Corporation Inc.	79,200	1,499,269
		1,499,269

Retail Trade — 14.3%
ABC-Mart, Inc.	50,900	2,178,175
Amiyaki Tei Co., Ltd.	195,300	4,447,719
Cosmos Pharmaceutical Corporation	13,700	1,300,447
Create SD Holdings Co., Ltd.	157,300	3,594,554
Daikokutenbussan Co., Ltd.	1,800	64,913
Izumi Co., Ltd.	163,000	3,500,331
JM Holdings Co., Ltd.	397,100	4,702,480
PAL GROUP Holdings Co., Ltd.	201,600	2,531,666
Pan Pacific International Holdings Corporation	61,900	955,049
San-A Co., Ltd.	41,900	1,282,836
Seria Co., Ltd.	252,400	4,461,800
Sundrug Co., Ltd.	32,700	710,355
Yossix Holdings Co., Ltd. (a)	85,700	1,424,944
		31,155,269

Services — 3.5%
Kanamoto Co., Ltd.	150,900	2,224,902
Matching Service Japan Co., Ltd.	35,800	241,499
Nishio Rent All Co., Ltd.	140,900	2,969,835
Step Co., Ltd.	160,400	2,216,459
		7,652,695

Transportation and Warehousing — 3.9%
Alps Logistics Co., Ltd.	29,900	270,792
Kamigumi Co., Ltd.	65,400	1,299,095
Meiko Trans Co., Ltd.	285,100	2,435,634
SG Holdings Co., Ltd.	74,100	1,338,153
Trancom Co., Ltd.	62,200	3,121,494
		8,465,168

Transportation Equipment — 5.0%
Hi-Lex Corporation	379,700	3,415,158
Morita Holdings Corporation	232,500	2,353,492
Nichirin Co., Ltd.	86,700	1,036,150
Nippon Seiki Co., Ltd.	339,300	2,333,719
Tokai Rika Co., Ltd.	143,000	1,556,561
		10,695,080

Utilities — 2.6%
Japan Petroleum Exploration Co., Ltd.	27,400	672,608
Keiyo Gas Co., Ltd.	31,200	689,180
Kyushu Electric Power Company	255,400	1,663,255
Shikoku Electric Power Company	279,000	1,680,187
The Okinawa Electric Power Company	104,390	951,104
		5,656,334

Wholesale Trade — 7.3%
Kanaden Corporation	320,900	2,511,771
Kohsoku Corporation	254,400	3,107,629
Paltac Corporation	96,600	3,303,303
Ryoden Corporation	412,300	5,277,055
SIIX Corporation	45,600	379,276
Sugimoto & Co., Ltd.	72,700	1,321,355
		15,900,389

TOTAL INVESTMENTS — 98.3% (cost $277,353,520)		$213,502,841
FOREIGN CURRENCY — 0.4% (cost $978,570) (b)		$969,327
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 98.7% (cost $278,332,090)		$214,472,168
OTHER ASSETS AND LIABILITIES — 1.3%		2,726,144
NET ASSETS — 100.0%		$217,198,312

(a) Non-income producing security.
(b) Japanese Yen - Interest bearing account.

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At May 31, 2022, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended May 31, 2022, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.